Rights of use of assets	12 Months Ended
Jun. 30, 2021
13. Rights of use of assets

13. Rights of use of assets

Below is the composition of the rights of use of the Group´s assets as of June 30, 2021 and June 30, 2020:

	06.30.21	06.30.20
Farmland	3,343	3,045
Offices, shopping malls and other buildings	11	6,182
Communication networks	-	16,528
Machinery and equipment	62	51
Others	841	7,130
Right of use assets	4,257	32,936

Non-current	4,257	32,936
Total	4,257	32,936

Changes in the Group´s rights of use during the fiscal year ended June 30, 2021 and June 30,2020 , were as follows:

	06.30.21	06.30.20
Beginning of the year	32,936	24,594
Additions	2,611	13,306
Disposals	(84)	(6)
Transfer	-	246
Previsions	(76)	104
Depreciation charges	(1,757)	(7,457)
Currency translation adjustment	(4,009)	2,036
Deconsolidation	(25,853)	(63)
Valorization	489	176
End of the year	4,257	32,936

Depreciation charge for rights of use is detailed below:

	06.30.21	06.30.20
Farmland	1,203	382
Offices, shopping malls and other buildings	1	808
Communication networks	410	4,738
Machinery and equipment	35	-
Others	108	1,529
Depreciation charge of right of use assets (i)	1,757	7,457

(i)	Includes charge charged to the result of discontinued operations for ARS 68 and ARS 4,722 as of June 30, 2021 and 2020 respectively.

Other charges to income related to rights of use were as follows:

	06.30.21	06.30.20
Right of use interests	257	(201)
Results from short-term leases	(62)	29,454
Results from variable leases not recognized as lease liabilities	(389)	1,197

The average discount rate and the term of liability for lease recognized as of June 30, 2021 are detailed below:

Agricultural business		Operations Center Argentina
Average discount rate	Maturity date	Average discount rate	Maturity date
5.8%	2022-2050	10.61%	2023-2041